UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 22.1%
Capital Markets - 7.8%
Aberdeen Asset Management PLC	2,134,690	$13,073,683
Azimut Holding SpA	289,437	6,619,808
Partners Group Holding AG	78,025	19,151,677
UBS AG	523,010	10,719,319

		49,564,487

Commercial Banks - 4.7%
Bank Mandiri Persero Tbk PT	6,038,000	4,146,210
HSBC Holdings PLC	888,299	9,614,374
Sberbank of Russia (Sponsored ADR)	405,009	4,872,258
Sumitomo Mitsui Financial Group, Inc.	227,000	10,992,578

		29,625,420

Diversified Financial Services - 1.3%
IG Group Holdings PLC	844,891	7,916,156

Insurance - 6.2%
AIA Group Ltd.	4,140,800	19,484,826
Prudential PLC	1,051,010	19,553,203

		39,038,029

Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	354,700	3,216,834

Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp.	841,190	10,193,755

		139,554,681

Consumer Staples - 20.1%
Beverages - 7.5%
Anheuser-Busch InBev NV	227,583	22,575,714
Diageo PLC	507,850	16,143,245
Pernod-Ricard SA	72,860	9,047,444

		47,766,403

Food & Staples Retailing - 1.0%
Raia Drogasil SA	355,100	2,936,869
Tsuruha Holdings, Inc.	40,700	3,590,935

		6,527,804

Food Products - 5.6%
Danone SA	163,886	12,339,588
Nestle SA	333,019	23,222,787

		35,562,375

Household Products - 1.9%
Reckitt Benckiser Group PLC	160,515	11,736,060

Tobacco - 4.1%
British American Tobacco PLC	491,778	25,881,923

		127,474,565

Company	Shares	U.S. $ Value
Consumer Discretionary - 14.4%
Auto Components - 1.0%
Nokian Renkaat Oyj	128,560	$6,536,291

Automobiles - 3.0%
Nissan Motor Co., Ltd.	1,138,600	11,491,582
Volkswagen AG (Preference Shares)	31,934	7,529,438

		19,021,020

Diversified Consumer Services - 0.6%
Kroton Educacional SA	260,500	3,703,630

Hotels, Restaurants & Leisure - 1.4%
Melco Crown Entertainment Ltd. (ADR)(a)	274,520	8,737,972

Media - 1.2%
Naspers Ltd.-Class N	81,391	7,535,335

Multiline Retail - 1.2%
Golden Eagle Retail Group Ltd.(b)	2,714,000	4,237,823
Matahari Department Store Tbk PT(a)	3,665,000	3,324,260

		7,562,083

Specialty Retail - 2.2%
Belle International Holdings Ltd.	3,695,000	5,372,387
Fast Retailing Co., Ltd.	22,800	8,599,041

		13,971,428

Textiles, Apparel & Luxury Goods - 3.8%
Brunello Cucinelli SpA	135,169	4,391,377
Cie Financiere Richemont SA	154,555	15,485,766
Li & Fung Ltd.	2,908,000	4,235,814

		24,112,957

		91,180,716

Health Care - 11.7%
Health Care Equipment & Supplies - 2.2%
Elekta AB-Class B	305,960	4,933,201
Essilor International SA	50,350	5,415,156
Shandong Weigao Group Medical Polymer Co., Ltd.-Class H	3,756,000	3,687,359

		14,035,716

Health Care Providers & Services - 0.4%
Life Healthcare Group Holdings Ltd.	789,900	2,811,637

Pharmaceuticals - 9.1%
Aspen Pharmacare Holdings Ltd.	199,859	5,230,930
Bayer AG	60,850	7,176,093
Novo Nordisk A/S-Class B	45,170	7,650,190
Roche Holding AG	87,480	23,608,524
Shire PLC	192,972	7,719,783
Sun Pharmaceutical Industries Ltd.	624,500	5,898,791

		57,284,311

		74,131,664

Company	Shares	U.S. $ Value
Information Technology - 11.3%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd.	1,362,020	$3,495,420

Internet Software & Services - 5.2%
Baidu, Inc. (Sponsored ADR)(a)	67,710	10,507,238
Mail.ru Group Ltd. (GDR)(c)	155,910	5,955,762
Tencent Holdings Ltd.	315,600	16,596,959

		33,059,959

IT Services - 1.3%
Tata Consultancy Services Ltd.	267,050	8,197,753

Semiconductors & Semiconductor Equipment - 4.3%
MediaTek, Inc.	497,000	6,139,088
Samsung Electronics Co., Ltd.	9,140	11,626,023
Taiwan Semiconductor Manufacturing Co., Ltd.	2,695,000	9,176,850

		26,941,961

		71,695,093

Industrials - 10.2%
Aerospace & Defense - 1.9%
Safran SA	201,726	12,424,428

Commercial Services & Supplies - 1.1%
Aggreko PLC	261,990	6,798,649

Machinery - 2.5%
Komatsu Ltd.	288,900	7,213,538
Melrose Industries PLC	1,747,910	8,486,132

		15,699,670

Professional Services - 3.3%
Capita PLC	640,630	10,325,902
Intertek Group PLC	196,930	10,546,158

		20,872,060

Trading Companies & Distributors - 1.4%
Wolseley PLC	171,918	8,894,635

		64,689,442

Energy - 4.9%
Energy Equipment & Services - 3.1%
Schlumberger Ltd.	137,997	12,193,415
Technip SA	62,020	7,281,295

		19,474,710

Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	598,000	11,415,619

		30,890,329

Materials - 4.7%
Chemicals - 3.7%
Croda International PLC	226,860	9,740,914
Essentra PLC	230,240	2,791,497
Linde AG	55,790	11,055,806

		23,588,217

Company	Shares	U.S. $ Value
Metals & Mining - 1.0%
BHP Billiton PLC	207,320	$6,098,589

		29,686,806

Total Common Stocks (cost $434,831,413)		629,303,296

WARRANTS - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank, NA, expiring 9/29/14(a) (c) (cost $3,553,461)	1,126,881	2,873,547

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07%(d) (cost $3,400,956)	3,400,956	3,400,956

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $441,785,830)		635,577,799

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves-Class I, 0.07%(d) (cost $2,238,413)	2,238,413	2,238,413

Total Investments - 100.7% (cost $444,024,243)(e)		637,816,212
Other assets less liabilities - (0.7)%		(4,439,226)

Net Assets - 100.0%		$633,376,986

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	1,915	USD	2,534	11/15/13	$(57,180)
BNP Paribas SA	USD	36,022	AUD	39,405	11/15/13	628,466
BNP Paribas SA	USD	22,141	CHF	20,614	11/15/13	661,715
BNP Paribas SA	USD	3,055	EUR	2,298	11/15/13	53,918
BNP Paribas SA	USD	4,442	NOK	26,200	11/15/13	(92,175)
BNP Paribas SA	USD	8,859	SEK	58,019	11/15/13	159,537
Citibank, NA	GBP	13,265	USD	20,355	11/15/13	(1,111,953)
Citibank, NA	USD	13,293	EUR	10,022	11/15/13	266,997
Credit Suisse International	USD	21,439	CAD	22,124	11/15/13	15,219
Deutsche Bank	CHF	42,636	USD	46,107	11/15/13	(1,056,095)
Deutsche Bank	GBP	2,378	USD	3,839	11/15/13	(8,996)
Goldman Sachs	JPY	816,038	USD	8,308	11/15/13	4,094
Goldman Sachs	USD	59,664	JPY	5,761,845	11/15/13	(1,031,197)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	CAD	22,124	USD	21,004	11/15/13	$(450,714)
JPMorgan Chase Bank	JPY	380,304	USD	3,865	11/15/13	(5,210)
JPMorgan Chase Bank	USD	2,793	GBP	1,803	11/15/13	124,883
Standard Chartered Bank	HKD	124,934	USD	16,110	11/15/13	(118)
State Street Bank & Trust Co.	USD	6,900	EUR	5,097	11/15/13	(4,098)
UBS Securities LLC	CHF	2,317	USD	2,490	11/15/13	(73,058)
UBS Securities LLC	GBP	34,976	USD	54,083	11/15/13	(2,520,374)

						$(4,496,339)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $8,829,309 or 1.4% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $203,040,144 and gross unrealized depreciation of investments was $(9,248,175), resulting in net unrealized appreciation of $193,791,969.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN*

September 30, 2013 (unaudited)

29.3%	United Kingdom
14.5%	Switzerland
7.3%	France
6.6%	Japan
5.9%	Hong Kong
5.5%	China
4.0%	Germany
3.8%	India
3.5%	Belgium
3.4%	Taiwan
2.4%	South Africa
2.4%	United States
1.8%	South Korea
1.7%	Italy
7.4%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Brazil, Denmark, Finland, Indonesia, Russia and Sweden.

AllianceBernstein International Growth Fund

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$8,089,092		$131,465,589		$	– 0	–	$139,554,681
Consumer Staples	2,936,869		124,537,696			– 0	–	127,474,565
Consumer Discretionary	12,441,602		78,739,114			– 0	–	91,180,716
Health Care	– 0	–	74,131,664			– 0	–	74,131,664
Information Technology	16,463,000		55,232,093			– 0	–	71,695,093
Industrials	– 0	–	64,689,442			– 0	–	64,689,442
Energy	12,193,415		18,696,914			– 0	–	30,890,329
Materials	– 0	–	29,686,806			– 0	–	29,686,806
Warrants	– 0	–	– 0	–		2,873,547		2,873,547
Short-Term Investments:
Short-Term Investments	3,400,956		– 0	–		– 0	–	3,400,956
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,238,413		– 0	–		– 0	–	2,238,413

Total Investments in Securities	57,763,347		577,179,318			2,873,547		637,816,212
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,914,829			– 0	–	1,914,829
Liabilities
Forward Currency Exchange Contracts	– 0	–	(6,411,168)			– 0	–	(6,411,168)

Total^	$57,763,347		$572,682,979			$2,873,547		$633,319,873

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 6/30/13	$2,772,127		$2,772,127
Accrued discounts/ (premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	101,420		101,420
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/13	$2,873,547		$2,873,547

Net change in unrealized appreciation/depreciation from investments held as of 9/30/13	$101,420		$101,420

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2013